Organization and Business Operations	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Business Operations
1.	Organization and Business Operations
Organization and General
Gores Holdings VIII, Inc. (the “Company”) was incorporated in Delaware on September 14, 2020. The Company was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar Business Combination with one or more businesses (the “Business Combination”). The Company has not engaged in any operations other than to identify and consummate a Business Combination, and has not generated any operating revenue to date. The Company’s management has broad discretion with respect to the Business Combination. The Company’s sponsor is Gores Sponsor VIII, LLC, a Delaware limited liability company (the “Sponsor”). The Company has selected December 31st as its fiscal year-end.
The Company completed the Public Offering on March 1, 2021 (the “IPO Closing Date”). The Company will not generate any operating revenues until after the completion of its Business Combination, at the earliest. Subsequent to the Public Offering, the Company will generate non-operating
income in the form of interest income on cash and cash equivalents from the proceeds derived from the Public Offering and the sale of the Private Placement Warrants (as defined below) held in the Trust Account (as defined below).
Proposed Business Combination
On December 13, 2021, Gores Holdings VIII, Inc. entered into an Agreement and Plan of Merger (the “Merger Agreement”), by and among the Company, Frontier Merger Sub, Inc. (“First Merger Sub”), Frontier Merger Sub II, LLC (“Second Merger Sub”), and Footprint International Holdco, Inc. (“Footprint”), which provides for, among other things: (a) the merger of First Merger Sub with and into Footprint, with Footprint continuing as the surviving corporation (the “First Merger”); and (b) immediately following the First Merger and as part of the same overall transaction as the First Merger, the merger of Footprint with and into Second Merger Sub, with Second Merger Sub continuing as the surviving entity (the “Second Merger” and, together with the First Merger, the “Mergers”). The transactions set forth in the Merger Agreement, including the Mergers, will constitute a “Business Combination” as contemplated by the Company’s Amended and Restated Certificate of Incorporation.
The Merger Agreement and the transactions contemplated thereby were unanimously approved by the Board of Directors of the Company and the Board of Directors of Footprint (the “Footprint Board”) on December 13, 2021.
The Merger Agreement
Merger Consideration
Pursuant to the terms of the Merger Agreement, at the effective time of the First Merger, (a) each share of (i) Footprint’s common stock, par value $0.000001 per share (“Footprint Common Stock”), including shares of Footprint Common Stock issuable pursuant to the exercise of warrants to purchase Footprint Common Stock (“Footprint Warrants”), will be converted into the right to receive a number of newly-issued shares of the Company’s Class A Common Stock, par value $0.0001 per share (“Company Class A Stock”), equal to the Per Share Company Common Stock Consideration (as defined in the Merger Agreement), (ii) Footprint’s Class A preferred stock, par value $0.001 per share (“Footprint Class A Preferred Stock”), will be converted into the right to receive a number of newly-issued shares of Company Class A Stock equal to the Per Share Company Class A Preferred Stock Consideration (as defined in the Merger Agreement), (iii) Footprint’s Class B preferred stock, par value $0.001 per share (“Footprint Class B Preferred Stock”), will be converted into the right to receive a number of newly-issued shares of Company Class A Stock equal to the Per Share Company Class B Preferred Stock Consideration (as defined in the Merger Agreement), and (iv) Footprint’s Class C preferred stock, par value $0.001 per share (“Footprint Class C Preferred Stock”), will be converted into the right to receive a number of newly-issued shares of Company Class A Stock equal to the Per Share Company Class C Preferred Stock Consideration (as defined in the Merger Agreement) and (b) each of the promissory notes outstanding that entitle the holder thereof to convert outstanding amounts into shares of capital stock of Footprint (“Footprint Convertible Promissory Notes”) will be converted into the right to receive a number of newly-issued shares of Company Class A Stock set forth on the Company Closing Certificate (as defined in the Merger Agreement). Pursuant to the terms of the Merger Agreement, the Company is required to use reasonable best efforts to cause the shares of Company Class A Common Stock to be issued in connection with the transactions contemplated by the Merger Agreement (the “Business Combination”) to be listed on the Nasdaq Capital Market (the “NASDAQ”) at the closing of the Business Combination.
Pursuant to the Merger Agreement, the aggregate merger consideration payable at the closing of the Business Combination to all of the stockholders, holders of stock options of Footprint, holders of Footprint Warrants and holders of Footprint Convertible Promissory Notes will be an aggregate of 161,776,650 shares of Company Class A Stock (deemed to have a value of $10.00 per share).
In addition to the consideration to be paid at the closing of the Business Combination, certain stockholders and holders of stock options of Footprint will be entitled to receive, pursuant to the Merger Agreement or the Parent Performance Plan (as defined in the Merger Agreement), additional shares of Company Class A Stock or performance-based restricted stock units from the Company, as applicable, subject to the terms provided in the Merger Agreement or the Parent Performance Plan.
Treatment of Footprint’s Stock Options
Pursuant to the Merger Agreement, at the closing of the Business Combination, each of Footprint’s stock options, to the extent then outstanding and unexercised, will automatically be converted into an option to acquire a certain number of shares of Company Class A Stock and at an adjusted exercise price per share as determined pursuant to the terms of the Merger Agreement. Each such converted option will be subject to the same terms and conditions as were applicable to the corresponding Footprint stock option as of immediately prior to the closing of the Business Combination.
Representations, Warranties and Covenants
The parties to the Merger Agreement have made representations, warranties and covenants that are customary for transactions of this nature. The representations and warranties of the respective parties to the Merger Agreement will not survive the closing of the Business Combination.
Covenants
The Merger Agreement includes customary covenants of the parties with respect to operation of their respective businesses prior to consummation of the Business Combination and efforts to satisfy conditions to consummation of the Business Combination. The Merger Agreement also contains additional covenants of the parties, including, among others, (a) covenants providing for the Company and Footprint to use their reasonable best efforts to obtain all necessary regulatory approvals and (b) covenants providing for the Company and Footprint to cooperate in the preparation of the Registration Statement and Proxy Statement (as each such term is defined in the Merger Agreement) required to be filed in connection with the Business Combination. The covenants of the parties to the Merger Agreement will not survive the closing of the Business Combination, except for those covenants that by their terms expressly apply in whole or in part after the closing of the Business Combination.

Conditions to Consummation of the Business Combination
The consummation of the Business Combination is conditioned upon, among other things, (a) the expiration or termination of the waiting period under the Hart-Scott-Rodino Antitrust Improvements Act of 1976, as amended, (b) the absence of any governmental order, statute, rule or regulation enjoining or prohibiting the consummation of the Business Combination, (c) the Company having at least $5,000,001 of net tangible assets (as determined in accordance with
Rule 3a51-1(g)(1) of
the Securities Exchange Act of 1934, as amended (the “Exchange Act”)) remaining after the completion of the contemplated redemption offer in relation to Company Class A Stock in accordance with the terms of the Merger Agreement, (d) receipt of the required Company stockholder approval, (e) the adoption of the Merger Agreement and the approval of the transactions contemplated by the Merger Agreement by holders of a majority of the voting power of the outstanding shares of Footprint Common Stock (the “Footprint Stockholder Approval”), (f) the effectiveness of the Registration Statement under the Securities Act, (g) the receipt of the approval for listing by NASDAQ of the Company Class A Stock to be issued in connection with the closing of the Business Combination, subject only to (i) the requirement to have a sufficient number of round lot holders and (ii) official notice of listing, and (h) the Closing Parent Cash (as defined in the Merger Agreement) being equal to or exceeding $550,000,000.
Following approval of the Merger Agreement and the transactions contemplated thereby by the Footprint Board, and receipt of the recommendation of the Footprint Board to adopt the Merger Agreement and approve the transactions contemplated thereby, Footprint stockholders holding a sufficient amount of Footprint Common Stock delivered a written consent adopting the Merger Agreement and approving the transactions contemplated by the Merger Agreement, and no further approval of Footprint’s stockholders is required with respect to the consummation of the transactions contemplated by the Merger Agreement.
Termination
The Merger Agreement may be terminated at any time prior to the consummation of the Mergers (whether before or after the required Company stockholder vote and Footprint Stockholder Approval has been obtained) by mutual written consent of the Company and Footprint and in certain other circumstances, including if the Business Combination has not been consummated by July 13, 2022 (the “Outside Date”) and the delay in closing prior to such date is not due to the breach of the Merger Agreement by the party seeking to terminate.
The foregoing description of the Merger Agreement and the transactions contemplated thereby, including the Mergers, does not purport to be complete and is qualified in its entirety by the terms and conditions of the Merger Agreement. The Merger Agreement contains representations, warranties and covenants that the respective parties made to each other as of the date of such agreement or other specific dates. The assertions embodied in those representations, warranties and covenants were made for purposes of the contract among the respective parties to the Merger Agreement and are subject to important qualifications and limitations agreed to by the contracting parties in connection with negotiating the Merger Agreement. The Merger Agreement has been attached to provide investors with information regarding its terms. It is not intended to provide any other factual information about the Company or any other party to the Merger Agreement. In particular, the representations, warranties, covenants and agreements contained in the Merger Agreement, which were made only for purposes of the Merger Agreement and as of specific dates, were solely for the benefit of the respective parties to the Merger Agreement, may be subject to limitations agreed upon by the contracting parties (including being qualified by confidential disclosures made for the purposes of allocating contractual risk between the respective parties to the Merger Agreement instead of establishing these matters as facts) and may be subject to standards of materiality applicable to the contracting parties that differ from those applicable to the Company’s investors and security holders. Company investors and security holders are not third-party beneficiaries under the Merger Agreement and should not rely on the representations, warranties or covenants of any party to the Merger Agreement. Moreover, information concerning the subject matter of the representations and warranties may change after the date of the Merger Agreement, which subsequent information may or may not be fully reflected in the Company’s public disclosures.

PIPE Investment; Subscription Agreements
On December 13, 2021, the Company entered into subscription agreements (each, a “Subscription Agreement” and collectively, the “Subscription Agreements”) with certain investors, including certain individuals (each, an “Individual Investor Subscription Agreement”), institutional investors (each, an “Institutional Investor Subscription Agreement”) and Gores Sponsor VIII LLC (the “Sponsor Subscription Agreement,” and, together with the Individual Investor Subscription Agreement and the Institutional Investor Subscription Agreement, the “PIPE Subscription Agreements”), pursuant to which the investors have agreed to purchase an aggregate of 31,055,000 shares of Company Class A Stock in a private placement for $10.00 per share (the “PIPE Investment”).
Each Subscription Agreement will terminate with no further force and effect upon the earliest to occur of: (a) such date and time as the Merger Agreement is terminated in accordance with its terms; (b) upon the mutual written agreement of the parties to such Subscription Agreement; (c) if any of the conditions to closing set forth in such Subscription Agreement are not satisfied or waived on or prior to the closing and, as a result thereof, the transactions contemplated by such Subscription Agreement are not consummated at the closing; and (d) 30 days after the Outside Date, if the closing of the Business Combination shall not have occurred by such date other than as a result of a breach of the investor’s obligations under the Subscription Agreement. As of the date hereof, the shares of Company Class A Stock to be issued pursuant to the Subscription Agreements have not been registered under the Securities Act of 1933, as amended (the “Securities Act”). The Company will, within 30 days after the closing, file with the Securities and Exchange Commission (“SEC”) a registration statement (the “Post-Closing Registration Statement”) registering the resale of such shares of Class A Common Stock and will use its commercially reasonable efforts to have such Post-Closing Registration Statement declared effective as soon as practicable after the filing thereof.
The Sponsor Subscription Agreement is substantially similar to the Individual Investor Subscription Agreements, except that the Sponsor has the right to assign its commitment to purchase the Company Class A Stock under the Sponsor Subscription Agreement in advance of the closing of the Business Combination. The Institutional Investor Subscription Agreement is substantially similar to the Individual Investor Subscription Agreement.
The foregoing description of the PIPE Subscription Agreements does not purport to be complete and is qualified in its entirety by the terms and conditions of the PIPE Subscription Agreements, a form of which is attached hereto as Exhibit 10.1 and is incorporated herein by reference.
Waiver and Share Surrender Agreement
On December 13, 2021, the Company entered a Waiver and Share Surrender Agreement (the “Waiver Agreement”) with the Sponsor and each holder (including the Sponsor) (each, a “Class F Holder,” and, collectively, the “Class F Holders”) of the Company’s Class F Common Stock, par value $0.0001 per share (“Class F Common Stock”), pursuant to which (a) the Class F Holders have agreed to waive certain of the anti-dilution rights in respect of their Class F Common Stock and (b) the Sponsor has agreed to irrevocably surrender 1,501,650 shares of Class F Common Stock, in each case, in connection with, and subject to, the closing of the Business Combination.
The foregoing description of the Waiver Agreement does not purport to be complete and is qualified in its entirety by the terms and conditions of the Waiver Agreement, a copy of which is attached hereto as Exhibit 10.2 and is incorporated herein by reference.
Financing
Upon the closing of the Public Offering and the sale of the Private Placement Warrants, an aggregate of $345,000,000 was placed in a Trust Account with Computershare acting as trustee (the “Trust Account”).

The Company intends to finance a Business Combination with the net proceeds from its $345,000,000 Public Offering and its sale of $8,900,000 of Private Placement Warrants.
Trust Account
Funds held in the Trust Account can be invested only in U.S. government treasury bills with a maturity of one hundred and eighty-five (185) days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act of 1940 (the “Investment Company Act”), as amended, that invest only in direct U.S. government obligations. As of March 31, 2022, the Trust Account consisted of money market funds.
The Company’s amended and restated certificate of incorporation provides that, other than the withdrawal of interest to fund regulatory compliance requirements and other costs related thereto (a “Regulatory Withdrawal”) for a maximum 24 months and/or additional amounts necessary to pay franchise and income taxes, if any, none of the funds held in trust will be released until the earliest of: (i) the completion of the Business Combination; or (ii) the redemption of any public shares of common stock properly tendered in connection with a stockholder vote to amend the Company’s amended and restated certificate of incorporation to modify the substance or timing of the Company’s obligation to redeem 100% of such public shares of common stock if the Company does not complete the Business Combination by March 1, 2023; or (iii) the redemption of 100% of the public shares of common stock if the Company is unable to complete a Business Combination by March 1, 2023, subject to the requirements of law and stock exchange rules.
Business Combination
The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Public Offering, although substantially all of the net proceeds of the Public Offering are intended to be generally applied toward consummating a Business Combination. The Business Combination must be with one or more target businesses that together have an aggregate fair market value of at least 80% of the assets held in the Trust Account (less any deferred underwriting commissions and taxes payable on interest income earned) at the time of the Company signing a definitive agreement in connection with the Business Combination. Furthermore, there is no assurance that the Company will be able to successfully effect a Business Combination.
The Company, after signing a definitive agreement for a Business Combination, will either (i) seek stockholder approval of the Business Combination at a meeting called for such purpose in connection with which stockholders may seek to redeem their shares, regardless of whether they vote for or against the Business Combination, for cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account as of two business days prior to the consummation of the Business Combination, including interest income but less taxes payable, or (ii) provide stockholders with the opportunity to sell their shares to the Company by means of a tender offer (and thereby avoid the need for a stockholder vote) for an amount in cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account as of two business days prior to the consummation of the Business Combination, including interest income but less taxes payable. The decision as to whether the Company will seek stockholder approval of the Business Combination or will allow stockholders to sell their shares in a tender offer will be made by the Company, solely in its discretion, and will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would otherwise require the Company to seek stockholder approval, unless a vote is required by law or under Nasdaq rules. If the Company seeks stockholder approval, it will complete its Business Combination only if a majority of the outstanding shares of common stock voted are voted in favor of the Business Combination. Currently, the Company will not redeem its public shares of common stock in an amount that would cause its net tangible assets to be less than $5,000,001. In such case, the Company would not proceed with the redemption of its public shares of Class A Common Stock and the related Business Combination, and instead may search for an alternate Business Combination. For business and other reasons, the Company has elected to provide its stockholders with the opportunity to have their public shares redeemed in connection with a stockholder vote to approve the Proposed Business Combination rather than a tender offer.

As a result of the foregoing redemption provisions, the public shares of common stock are recorded at redemption amount and classified as temporary equity, in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 480, “
Distinguishing Liabilities from Equity
” (“ASC 480”) in subsequent periods.
The Company will have until March 1, 2023 to complete its Business Combination. If the Company does not complete a Business Combination within this period of time, it shall (i) cease all operations except for the purposes of winding up; (ii) as promptly as reasonably possible, but not more than ten business days thereafter, redeem the public shares of common stock for a per share pro rata portion of the Trust Account, including interest income, but less taxes payable (less up to $100,000 of such net interest income to pay dissolution expenses) and (iii) as promptly as possible following such redemption, dissolve and liquidate the balance of the Company’s net assets to its remaining stockholders, as part of its plan of dissolution and liquidation. The Sponsor and the Company’s officers and directors have entered into a letter agreement with the Company, pursuant to which they waived their rights to participate in any redemption with respect to their Founder Shares (as defined below); however, if the Sponsor or any of the Company’s officers, directors or affiliates acquire public shares of common stock, they will be entitled to a pro rata share of the Trust Account in the event the Company does not complete a Business Combination within the required time period.
In the event of such distribution, it is possible that the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be less than the initial public offering price per Unit in the Public Offering.
Emerging Growth Company
Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”)) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging
growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard.

1.	Organization and Business Operations
Organization and General
Gores Holdings VIII, Inc. (the “Company”) was incorporated in Delaware on September 14, 2020. The Company was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar Business Combination with one or more businesses (the “Business Combination”). The Company has neither engaged in any operations nor generated any revenue to date. The Company’s management has broad discretion with respect to the Business Combination. The Company’s Sponsor is Gores Sponsor VIII, LLC, a Delaware limited liability company (the “Sponsor”). The Company has selected December 31st as its fiscal year-end.
At December 31, 2021, the Company had not commenced any operations. All activity for the period from September 14, 2020 (inception) through December 31, 2021 relates to the Company’s formation and initial public offering (“Public Offering”) described below. The Company completed the Public Offering on March 1, 2021 (the “IPO Closing Date”). The Company will not generate any operating revenues until after the completion of its Business Combination, at the earliest. Subsequent to the Public Offering, the Company will generate non-operating
income in the form of interest income on cash and cash equivalents from the proceeds derived from the Public Offering and the sale of the Private Placement Warrants (as defined below) held in the Trust Account (as defined below).
Proposed Business Combination
On December 13, 2021, Gores Holdings VIII, Inc. entered into an Agreement and Plan of Merger (the “Merger Agreement”), by and among the Company, Frontier Merger Sub, Inc. (“First Merger Sub”), Frontier Merger Sub II, LLC (“Second Merger Sub”), and Footprint International Holdco, Inc. (“Footprint”), which provides for, among other things: (a) the merger of First Merger Sub with and into Footprint, with Footprint continuing as the surviving corporation (the “First Merger”); and (b) immediately following the First Merger and as part of the same overall transaction as the First Merger, the merger of Footprint with and into Second Merger Sub, with Second Merger Sub continuing as the surviving entity (the “Second Merger” and, together with the First Merger, the “Mergers”). The transactions set forth in the Merger Agreement, including the Mergers, will constitute a “Business Combination” as contemplated by the Company’s Amended and Restated Certificate of Incorporation.
The Merger Agreement and the transactions contemplated thereby were unanimously approved by the Board of Directors of the Company and the Board of Directors of Footprint (the “Footprint Board”) on December 13, 2021.
The Merger Agreement
Merger Consideration
Pursuant to the terms of the Merger Agreement, at the effective time of the First Merger, (a) each share of (i) Footprint’s common stock, par value $0.000001 per share (“Footprint Common Stock”), including shares of Footprint Common Stock issuable pursuant to the exercise of warrants to purchase Footprint Common Stock (“Footprint Warrants”), will be converted into the right to receive a number of newly-issued shares of the Company’s Class A Common Stock, par value $0.0001 per share (“Company Class A Stock”), equal to the Per Share Company Common Stock Consideration (as defined in the Merger Agreement), (ii) Footprint’s Class A preferred stock, par value $0.001 per share (“Footprint Class A Preferred Stock”), will be converted into the right to
receive a number of newly-issued shares of Company Class A Stock equal to the Per Share Company Class A Preferred Stock Consideration (as defined in the Merger Agreement), (iii) Footprint’s Class B preferred stock, par value $0.001 per share (“Footprint Class B Preferred Stock”), will be converted into the right to receive a number of newly-issued shares of Company Class A Stock equal to the Per Share Company Class B Preferred Stock Consideration (as defined in the Merger Agreement), and (iv) Footprint’s Class C preferred stock, par value $0.001 per share (“Footprint Class C Preferred Stock”), will be converted into the right to receive a number of newly-issued shares of Company Class A Stock equal to the Per Share Company Class C Preferred Stock Consideration (as defined in the Merger Agreement) and (b) each of the promissory notes outstanding that entitle the holder thereof to convert outstanding amounts into shares of capital stock of Footprint (“Footprint Convertible Promissory Notes”) will be converted into the right to receive a number of newly-issued shares of Company Class A Stock set forth on the Company Closing Certificate (as defined in the Merger Agreement). Pursuant to the terms of the Merger Agreement, the Company is required to use reasonable best efforts to cause the shares of Company Class A Common Stock to be issued in connection with the transactions contemplated by the Merger Agreement (the “Business Combination”) to be listed on the Nasdaq Capital Market (the “NASDAQ”) at the closing of the Business Combination.
Pursuant to the Merger Agreement, the aggregate merger consideration payable at the closing of the Business Combination to all of the stockholders, holders of stock options of Footprint, holders of Footprint Warrants and holders of Footprint Convertible Promissory Notes will be an aggregate of 161,776,650 shares of Company Class A Stock (deemed to have a value of $10.00 per share).
In addition to the consideration to be paid at the closing of the Business Combination, certain stockholders and holders of stock options of Footprint will be entitled to receive, pursuant to the Merger Agreement or the Parent Performance Plan (as defined in the Merger Agreement), additional shares of Company Class A Stock or performance-based restricted stock units from the Company, as applicable, subject to the terms provided in the Merger Agreement or the Parent Performance Plan.
Treatment of Footprint’s Stock Options
Pursuant to the Merger Agreement, at the closing of the Business Combination, each of Footprint’s stock options, to the extent then outstanding and unexercised, will automatically be converted into an option to acquire a certain number of shares of Company Class A Stock and at an adjusted exercise price per share as determined pursuant to the terms of the Merger Agreement. Each such converted option will be subject to the same terms and conditions as were applicable to the corresponding Footprint stock option as of immediately prior to the closing of the Business Combination.
Representations, Warranties and Covenants
The parties to the Merger Agreement have made representations, warranties and covenants that are customary for transactions of this nature. The representations and warranties of the respective parties to the Merger Agreement will not survive the closing of the Business Combination.
Covenants
The Merger Agreement includes customary covenants of the parties with respect to operation of their respective businesses prior to consummation of the Business Combination and efforts to satisfy conditions to consummation of the Business Combination. The Merger Agreement also contains additional covenants of the parties, including, among others, (a) covenants providing for the Company and Footprint to use their reasonable best efforts to obtain all necessary regulatory approvals and (b) covenants providing for the Company and Footprint to cooperate in the preparation of the Registration Statement and Proxy Statement (as each such term is defined in the Merger Agreement) required to be filed in connection with the Business Combination. The covenants of the parties to the Merger Agreement will not survive the closing of the Business Combination, except for those covenants that by their terms expressly apply in whole or in part after the closing of the Business Combination.

Conditions to Consummation of the Business Combination
The consummation of the Business Combination is conditioned upon, among other things, (a) the expiration or termination of the waiting period under the Hart-Scott-Rodino Antitrust Improvements Act of 1976, as amended, (b) the absence of any governmental order, statute, rule or regulation enjoining or prohibiting the consummation of the Business Combination, (c) the Company having at least $5,000,001 of net tangible assets (as determined in accordance with
Rule 3a51-1(g)(1) of
the Securities Exchange Act of 1934, as amended (the “Exchange Act”)) remaining after the completion of the contemplated redemption offer in relation to Company Class A Stock in accordance with the terms of the Merger Agreement, (d) receipt of the required Company stockholder approval, (e) the adoption of the Merger Agreement and the approval of the transactions contemplated by the Merger Agreement by holders of a majority of the voting power of the outstanding shares of Footprint Common Stock (the “Footprint Stockholder Approval”), (f) the effectiveness of the Registration Statement under the Securities Act, (g) the receipt of the approval for listing by NASDAQ of the Company Class A Stock to be issued in connection with the closing of the Business Combination, subject only to (i) the requirement to have a sufficient number of round lot holders and (ii) official notice of listing, and (h) the Closing Parent Cash (as defined in the Merger Agreement) being equal to or exceeding $550,000,000.
Following approval of the Merger Agreement and the transactions contemplated thereby by the Footprint Board, and receipt of the recommendation of the Footprint Board to adopt the Merger Agreement and approve the transactions contemplated thereby, Footprint stockholders holding a sufficient amount of Footprint Common Stock delivered a written consent adopting the Merger Agreement and approving the transactions contemplated by the Merger Agreement, and no further approval of Footprint’s stockholders is required with respect to the consummation of the transactions contemplated by the Merger Agreement.
Termination
The Merger Agreement may be terminated at any time prior to the consummation of the Mergers (whether before or after the required Company stockholder vote and Footprint Stockholder Approval has been obtained) by mutual written consent of the Company and Footprint and in certain other circumstances, including if the Business Combination has not been consummated by July 13, 2022 (the “Outside Date”) and the delay in closing prior to such date is not due to the breach of the Merger Agreement by the party seeking to terminate.
The foregoing description of the Merger Agreement and the transactions contemplated thereby, including the Mergers, does not purport to be complete and is qualified in its entirety by the terms and conditions of the Merger Agreement. The Merger Agreement contains representations, warranties and covenants that the respective parties made to each other as of the date of such agreement or other specific dates. The assertions embodied in those representations, warranties and covenants were made for purposes of the contract among the respective parties to the Merger Agreement and are subject to important qualifications and limitations agreed to by the contracting parties in connection with negotiating the Merger Agreement. The Merger Agreement has been attached to provide investors with information regarding its terms. It is not intended to provide any other factual information about the Company or any other party to the Merger Agreement. In particular, the representations, warranties, covenants and agreements contained in the Merger Agreement, which were made only for purposes of the Merger Agreement and as of specific dates, were solely for the benefit of the respective parties to the Merger Agreement, may be subject to limitations agreed upon by the contracting parties (including being qualified by confidential disclosures made for the purposes of allocating contractual risk between the respective parties to the Merger Agreement instead of establishing these matters as facts) and may be subject to standards of materiality applicable to the contracting parties that differ from those applicable to the Company’s investors and security holders. Company investors and security holders are not third-party beneficiaries under the Merger Agreement and should not rely on the representations, warranties or covenants of any party to the Merger Agreement. Moreover, information concerning the subject matter of the representations and warranties may change after the date of the Merger Agreement, which subsequent information may or may not be fully reflected in the Company’s public disclosures.

PIPE Investment; Subscription Agreements
On December 13, 2021, the Company entered into subscription agreements (each, a “Subscription Agreement” and collectively, the “Subscription Agreements”) with certain investors, including certain individuals (each, an “Individual Investor Subscription Agreement”), institutional investors (each, an “Institutional Investor Subscription Agreement”) and Gores Sponsor VIII LLC (the “Sponsor Subscription Agreement,” and, together with the Individual Investor Subscription Agreement and the Institutional Investor Subscription Agreement, the “PIPE Subscription Agreements”), pursuant to which the investors have agreed to purchase an aggregate of 31,055,000 shares of Company Class A Stock in a private placement for $10.00 per share (the “PIPE Investment”).
Each Subscription Agreement will terminate with no further force and effect upon the earliest to occur of: (a) such date and time as the Merger Agreement is terminated in accordance with its terms; (b) upon the mutual written agreement of the parties to such Subscription Agreement; (c) if any of the conditions to closing set forth in such Subscription Agreement are not satisfied or waived on or prior to the closing and, as a result thereof, the transactions contemplated by such Subscription Agreement are not consummated at the closing; and (d) 30 days after the Outside Date, if the closing of the Business Combination shall not have occurred by such date other than as a result of a breach of the investor’s obligations under the Subscription Agreement. As of the date hereof, the shares of Company Class A Stock to be issued pursuant to the Subscription Agreements have not been registered under the Securities Act of 1933, as amended (the “Securities Act”). The Company will, within 30 days after the closing, file with the Securities and Exchange Commission (“SEC”) a registration statement (the “Post-Closing Registration Statement”) registering the resale of such shares of Class A Common Stock and will use its commercially reasonable efforts to have such Post-Closing Registration Statement declared effective as soon as practicable after the filing thereof.
The Sponsor Subscription Agreement is substantially similar to the Individual Investor Subscription Agreements, except that the Sponsor has the right to assign its commitment to purchase the Company Class A Stock under the Sponsor Subscription Agreement in advance of the closing of the Business Combination. The Institutional Investor Subscription Agreement is substantially similar to the Individual Investor Subscription Agreement.
The foregoing description of the PIPE Subscription Agreements does not purport to be complete and is qualified in its entirety by the terms and conditions of the PIPE Subscription Agreements, a form of which is attached hereto as Exhibit 10.1 and is incorporated herein by reference.
Waiver and Share Surrender Agreement
On December 13, 2021, the Company entered a Waiver and Share Surrender Agreement (the “Waiver Agreement”) with the Sponsor and each holder (including the Sponsor) (each, a “Class F Holder,” and, collectively, the “Class F Holders”) of the Company’s Class F Common Stock, par value $0.0001 per share (“Class F Common Stock”), pursuant to which (a) the Class F Holders have agreed to waive certain of the anti-dilution
rights in respect of their Class F Common Stock and (b) the Sponsor has agreed to irrevocably surrender 1,501,650 shares of Class F Common Stock, in each case, in connection with, and subject to, the closing of the Business Combination.
The foregoing description of the Waiver Agreement does not purport to be complete and is qualified in its entirety by the terms and conditions of the Waiver Agreement, a copy of which is attached hereto as Exhibit 10.2 and is incorporated herein by reference.
Financing
Upon the IPO Closing Date and the sale of the Private Placement Warrants, an aggregate of $345,000,000 was placed in a Trust Account with Deutsche Bank Trust Company Americas (the “Trust Account”) acting as Trustee.

The Company intends to finance a Business Combination with the net proceeds from its $345,000,000 Public Offering and its sale of $8,900,000 of Private Placement Warrants.
Trust Account
Funds held in the Trust Account can be invested only in U.S. government treasury bills with a maturity of one hundred and eighty-five (185) days or less or in money market funds meeting certain conditions under
Rule 2a-7
under the Investment Company Act that invest only in direct U.S. government obligations. As of December 31, 2021, the Trust Account consisted of money market funds.
The Company’s amended and restated certificate of incorporation provides that, other than the withdrawal of interest to fund regulatory compliance requirements and other costs related thereto (a “Regulatory Withdrawal”) for a maximum 24 months and/or additional amounts necessary to pay franchise and income taxes, if any, none of the funds held in trust will be released until the earliest of: (i) the completion of the Business Combination; or (ii) the redemption of any public shares of common stock properly tendered in connection with a stockholder vote to amend the Company’s amended and restated certificate of incorporation to modify the substance or timing of the Company’s obligation to redeem 100% of such public shares of common stock if the Company does not complete the Business Combination by March 1, 2023; or (iii) the redemption of 100% of the public shares of common stock if the Company is unable to complete a Business Combination by March 1, 2023, subject to the requirements of law and stock exchange rules.
Business Combination
The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Public Offering, although substantially all of the net proceeds of the Public Offering are intended to be generally applied toward consummating a Business Combination. The Business Combination must be with one or more target businesses that together have an aggregate fair market value of at least 80% of the assets held in the Trust Account (less any deferred underwriting commissions and taxes payable on interest income earned) at the time of the Company signing a definitive agreement in connection with the Business Combination. Furthermore, there is no assurance that the Company will be able to successfully effect a Business Combination.
The Company, after signing a definitive agreement for a Business Combination, will either (i) seek stockholder approval of the Business Combination at a meeting called for such purpose in connection with which stockholders may seek to redeem their shares, regardless of whether they vote for or against the Business Combination, for cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account as of two business days prior to the consummation of the Business Combination, including interest income but less taxes payable, or (ii) provide stockholders with the opportunity to sell their shares to the Company by means of a tender offer (and thereby avoid the need for a stockholder vote) for an amount in cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account as of two business days prior to the consummation of the Business Combination, including interest income but less taxes payable. The decision as to whether the Company will seek stockholder approval of the Business Combination or will allow stockholders to sell their shares in a tender offer will be made by the Company, solely in its discretion, and will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would otherwise require the Company to seek stockholder approval, unless a vote is required by law or under Nasdaq rules. If the Company seeks stockholder approval, it will complete its Business Combination only if a majority of the outstanding shares of common stock voted are voted in favor of the Business Combination. Currently, the Company will not redeem its public shares of common stock in an amount that would cause its net tangible assets to be less than $5,000,001. In such case, the Company would not proceed with the redemption of its public shares of common stock and the related Business Combination, and instead may search for an alternate Business Combination.
As a result of the foregoing redemption provisions, the public shares of common stock are recorded at redemption amount and classified as temporary equity, in accordance with Financial Accounting Standards
Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 480, “
Distinguishing Liabilities from Equity
” (“ASC 480”) in subsequent periods.
The Company will have until March 1, 2023 to complete its Business Combination. If the Company does not complete a Business Combination within this period of time, it shall (i) cease all operations except for the purposes of winding up; (ii) as promptly as reasonably possible, but not more than ten business days thereafter, redeem the public shares of common stock for a per share pro rata portion of the Trust Account, including interest income, but less taxes payable (less up to $100,000 of such net interest income to pay dissolution expenses) and (iii) as promptly as possible following such redemption, dissolve and liquidate the balance of the Company’s net assets to its remaining stockholders, as part of its plan of dissolution and liquidation. The Sponsor and the Company’s officers and directors have entered into a letter agreement with the Company, pursuant to which they waived their rights to participate in any redemption with respect to their Founder Shares (as defined below); however, if the Sponsor or any of the Company’s officers, directors or affiliates acquire public shares of common stock, they will be entitled to a pro rata share of the Trust Account in the event the Company does not complete a Business Combination within the required time period.
In the event of such distribution, it is possible that the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be less than the initial public offering price per Unit in the Public Offering.
Emerging Growth Company
Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”)) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging
growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard.